Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions [Text Block]

21. Related party transactions

The Company’s related party transactions are all incurred in the normal course of conducting its business, and are with its equity investees, APGC and its wholly owned subsidiary, Ascentage Jiangsu, Ascentage SH as well as JV ManageCo. The prepayments of R&D represent the upfront R&D funding for the APGC R&D programs. Loan receivable represent an uncollateralized loan with interest of 5.6% to JV ManageCo.

A summary of these transactions for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

R&D costs	5,000	6,000	6,000	963

The due from related parties balance as of December 31, 2011 and 2012 are as follows:

	As at December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepayment of R&D costs	6,000	-	-
Loan receivable	-	1,263	203
Total	6,000	1,263	203